Financial Assets at Fair Value through Other Comprehensive Income (Details Textual) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Assets	$ 1,366,343	$ 1,053,191
Assets instruments Available-for Sale
Disclosure of financial assets [line items]
Net unrealized gain recorded in other comprehensive income for available for sale securities			$ 9,521
Assets instruments Available-for Sale | Other Instruments Sold Under Repurchase Agreements | Instruments Issued By Chilean Government And Central Bank [Member]
Disclosure of financial assets [line items]
Assets		$ 5,177
Repurchase agreement expiration period		3 days
Debt Instruments Valued At Fair Value
Disclosure of financial assets [line items]
Assets	1,357,846	$ 1,043,440
Net unrealized gain recorded in other comprehensive income for available for sale securities	15,290	3,649
Impairment of financial assets	7,736	4,268
Debt Instruments Valued At Fair Value | Fair Value
Disclosure of financial assets [line items]
Net unrealized gain recorded in other comprehensive income for available for sale securities
Impairment of financial assets
Debt Instruments Valued At Fair Value | Other Instruments Sold Under Repurchase Agreements | Instruments Issued By Chilean Government And Central Bank [Member]
Disclosure of financial assets [line items]
Assets		$ 6,965
Repurchase agreement expiration period	0 days	3 days
Financial Assets Availableforsale Category
Disclosure of financial assets [line items]
Realized gains reclassified to the income statement	$ 4,716	$ 400	$ 5,149